Long-term commitments (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Long-term Commitments
Contracted capital commitments for Aripuana project	$ 75,250	$ 156,893
Potential disbursements after September 2024 in case minimum investment levels are not met	$ 102,900